Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information
Schedule of disaggregates revenue by segment and by source

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

	amounts in thousands
Baseball:
Baseball event	$162,368	145,116	$163,486	146,203
Broadcasting	68,558	63,745	69,449	63,745
Retail and licensing	19,747	17,755	24,122	21,610
Other	4,262	10,302	15,439	15,200
Total Baseball	254,935	236,918	272,496	246,758
Mixed-Use Development	15,188	13,407	28,599	25,097
Total revenue	$270,123	250,325	$301,095	271,855

Schedule of adjusted OIBDA

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

	amounts in thousands
Baseball	$37,415	41,685	$1,878	10,581
Mixed-Use Development	10,166	8,480	19,319	16,397
Corporate and Other	(5,479)	(1,924)	(10,184)	(4,137)
Total	$42,102	48,241	$11,013	22,841

	Years ended December 31,
	2022		2021
	Revenue	Adjusted OIBDA	Revenue	Adjusted OIBDA

	amounts in thousands
Baseball	$534,984	33,259	522,397	83,712
Mixed-Use Development	53,577	35,433	41,320	26,546
Corporate and Other	—	(9,916)	—	(7,633)
Total	$588,561	58,776	563,717	102,625

Schedule of other information

	June 30, 2023			December 31, 2022
	Total	Investments	Capital	Total	Investments	Capital
	assets	in affiliates	expenditures	assets	in affiliates	expenditures

	amounts in thousands
Baseball	$977,905	84,388	8,292	953,016	78,326	6,853
Mixed-Use Development	526,142	14,502	21,408	516,498	16,238	10,816
Corporate and other	59,830	—	—	69,531	—	—
Elimination (1)	(54,775)	—	—	(48,384)	—	—
Total	$1,509,102	98,890	29,700	1,490,661	94,564	17,669
(1)	This amount relates to income taxes payable that partially offset income taxes receivable in the condensed combined balance sheets.

	December 31, 2022			December 31, 2021
	Total	Investments	Capital	Total	Investments	Capital
	assets	in affiliates	expenditures	assets	in affiliates	expenditures

	amounts in thousands
Baseball	$953,016	78,326	6,853	1,139,662	94,115	8,149
Mixed-Use Development	516,498	16,238	10,816	484,850	18,846	27,207
Corporate and other	69,531	—	—	83,985	—	—
Elimination (1)	(48,384)	—	—	(42,616)	—	—
Total	$1,490,661	94,564	17,669	1,665,881	112,961	35,356
(1)	This amount relates to income taxes payable that partially offsets income taxes receivable in the combined balance sheets.

Reconciliation of Adjusted OIBDA to Operating income (loss) and Earnings (loss) before income taxes

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022

	amounts in thousands
Adjusted OIBDA	$42,102	48,241	$11,013	22,841
Impairment of long-lived assets and other related costs	(232)	—	(530)	—
Stock-based compensation	(3,153)	(3,063)	(6,344)	(6,126)
Depreciation and amortization	(19,250)	(17,617)	(33,929)	(35,394)
Operating income (loss)	19,467	27,561	(29,790)	(18,679)
Interest expense	(9,448)	(6,402)	(18,360)	(12,529)
Share of earnings (losses) of affiliates, net	11,462	15,022	10,659	12,143
Unrealized gains (losses) on intergroup interests	(49,409)	34,881	(62,786)	36,103
Realized and unrealized gains (losses) on financial instruments, net	3,840	1,659	3,079	6,460
Gains (losses) on dispositions, net	2,503	28	2,503	20,215
Other, net	813	143	1,654	168
Earnings (loss) before income taxes	$(20,772)	72,892	$(93,041)	43,881

	Years ended December 31,
	2022	2021

	amounts in thousands
Adjusted OIBDA	$58,776	102,625
Impairment of long-lived assets and other related costs	(5,427)	—
Stock-based compensation	(12,233)	(12,358)
Depreciation and amortization	(71,697)	(71,024)
Operating income (loss)	(30,581)	19,243
Interest expense	(29,582)	(24,471)
Share of earnings (losses) of affiliates, net	28,927	31,008
Unrealized gains (losses) on intergroup interests	(35,154)	(30,766)
Realized and unrealized gains (losses) on financial instruments, net	13,067	2,849
Gains (losses) on dispositions, net	20,132	(606)
Other, net	1,674	(571)
Earnings (loss) before income taxes	$(31,517)	(3,314)